Long-term Debt and Other Financing Arrangements	12 Months Ended
Dec. 31, 2012
Long-term Debt and Other Financing Arrangements

10. Long-term Debt and Other Financing Arrangements

Unless otherwise stated, interest rates are as of December 31, 2012.

	December 31, 2012			December 31, 2011
(IN MILLIONS)	Weighted Interest Rate	Carrying Amount	Fair Value	Weighted Interest Rate	Carrying Amount	Fair Value
$1,610 million Senior secured term loan (LIBOR based variable rate of 2.21%) due 2013		$218	$218		$1,287	$1,270
$2,386 million Senior secured term loan (LIBOR based variable rate of 3.67%) due 2016		2,315	2,324		2,338	2,290
$1,222 million Senior secured term loan (LIBOR based variable rate of 2.46%) due 2017		1,176	1,173		—	—
€227 million Senior secured term loan (Euro LIBOR based variable rate of 2.05%) due 2013		34	34		186	183
€273 million Senior secured term loan (Euro LIBOR based variable rate of 3.62%) due 2016		347	347		345	338
$500 million 8.50% senior secured term loan due 2017		—	—		500	538
$635 million senior secured revolving credit facility (Euro LIBOR or LIBOR based variable rate) due 2016		—	—		—	—
Total senior secured credit facilities (with weighted average interest rate)	3.46%	4,090	4,096	4.13%	4,656	4,619
$325 million 11.50% senior debenture loan due 2016		—	—		307	350
$215 million 11.625% senior debenture loan due 2014		209	232		204	234
$1,080 million 7.75% senior debenture loan due 2018		1,084	1,211		1,084	1,165
$800 million 4.50% senior debenture loan due 2020		800	794		—	—
€50 million private placement debenture loan (EMTN) (3-month EURIBOR based variable rate) due 2012		—	—		65	64
€30 million 6.75% private placement debenture loan (EMTN) due 2012		—	—		39	39
Total debenture loans (with weighted average interest rate)	7.60%	2,093	2,237	9.94%	1,699	1,852
Other loans		1	1		4	4
Total long-term debt	4.86%	6,184	6,334	5.68%	6,359	6,475
Capital lease and other financing obligations		107			115
Bank overdrafts		5			1
Short-term debt		7			6
Total debt and other financing arrangements		6,303			6,481
Less: Current portion of long-term debt, capital lease and other financing obligations and other short-term borrowings		362			150
Non-current portion of long-term debt and capital lease and other financing obligations		$5,941			$6,331

The fair value of the Company’s long-term debt instruments was based on the yield on public debt where available or current borrowing rates available for financings with similar terms and maturities and such fair value measurements are considered Level 1 or Level 2 in nature, respectively.

The carrying amounts of Nielsen’s long-term debt are denominated in the following currencies:

(IN MILLIONS)	December 31, 2012	December 31, 2011
U.S. Dollars	$5,803	$5,724
Euro	381	635
Japanese Yen	—	—
	$6,184	$6,359

Annual maturities of Nielsen’s long-term debt are as follows:

(IN MILLIONS)
2013	$341
2014	344
2015	150
2016	2,732
2017	733
Thereafter	1,884
$6,184

On January 31, 2011, our indirect parent company, Holdings, completed an initial public offering of 82,142,858 shares of its €0.07 par value common stock at a price of $23.00 per share, generating proceeds of approximately $1,801 million, net of $88 million of underwriter discounts.

Concurrent with its offering of common stock, Holdings issued $288 million in aggregate principal amount of 6.25% Mandatory Convertible Subordinated Bonds due February 1, 2013 (“the Bonds”), generating proceeds of approximately $277 million, net of $11 million of underwriter discounts. Interest on the Bonds is payable quarterly in arrears in February, May, August and November of each year, and commenced in May 2011. The Bonds provided for mandatory conversion into between 10,416,700 and 12,499,925 shares of Holdings’s common stock on February 1, 2013 at a conversion rate per $50.00 principal amount of the bonds of not more than 2.1739 shares and not less than 1.8116 shares depending on the market value of its common stock (the average of the volume weighted-average price of its common stock for a 20 consecutive trading day period beginning on the 25th trading day immediately preceding February 1, 2013) relative to the initial price and the threshold appreciation price per share of $23.00 and $27.60, respectively. On February 1, 2013, the Bonds were converted into 10,416,700 shares of Holdings’s common stock at per share price of $27.60.

Holdings contributed substantially all of the combined net proceeds associated with the aforementioned transactions to the Company and it utilized the contributed amount to settle the Sponsor Advisory Agreements (See Note 14—“Investments in Affiliates and Related Party Transactions” for further information) and redeem and retire certain issuances of our long-term indebtedness as follows:

•

              In February 2011, the Company paid approximately $201 million to redeem $164 million of its outstanding $467 million ($500 million aggregate principal amount) 11.50% Senior Discount Notes Due 2016 with a redemption cost of the stated rate applied to the principal amount being redeemed plus a proportionate amount of accrued interest to the principal amount.

•               In February 2011, the Company paid approximately $129 million to redeem $107 million of its outstanding $307 million ($330 million aggregate principal amount) 11.625% Senior Discount Notes Due 2014 with a redemption cost of the stated rate applied to the principal amount being redeemed plus a proportionate amount of accrued interest to the principal amount.

•               In February 2011, the Company paid approximately $1,133 million to redeem all of its outstanding $999 million ($1,070 million aggregate principal amount) 12.50% Senior Subordinated Discount Notes Due 2016 at a price of 105.89% of the aggregate principal amount.

•              In February and March 2011, the Company paid approximately $495 million to redeem all of its outstanding 11.125% Senior Discount Debenture Notes due 2016 at a price of 104.87% of the aggregate principal amount.

The Company recorded a total debt extinguishment charge of approximately $231 million in other expense, net in the consolidated statement of operations for the year ended December 31, 2011 associated with these redemptions.

As of December 31, 2011, Luxco owned 270,746,445 shares (or approximately 75%) of Holdings’s common stock. On March 26, 2012, Luxco and certain Nielsen employees (the “selling shareholders”) completed a public offering of 34,500,000 shares of Holdings’s common stock at a price of $30.25 per share. As of December 31, 2012, Luxco owned 236,266,399 shares (or approximately 65%) of Holdings’s outstanding shares of common stock. In February 2013, Luxco and certain Nielsen employees completed a public offering of 40,814,883 shares of the Holdings’s common stock at a price of 32.55 per share. Subsequent to this offering, Luxco owned 195,463,201 shares (or approximately 52%) of Holdings’s common stock.

Senior Secured Credit Facilities

Term Loan Facilities

In August 2006, certain of Nielsen’s subsidiaries entered into the Senior Secured Credit Agreement that was amended and restated in June 2009. The Senior Secured Credit Agreement provides for term loan facilities as shown in the table above.

The Company is required to repay installments on the borrowings under the senior secured term loan facilities due 2016 in quarterly principal amounts of 0.25% of their original principal amount, with the remaining amount payable upon maturity.

Borrowings under the senior secured term loan facilities bear interest at a rate as determined by the type of borrowing, equal to either (a) a “base rate” determined by reference to the higher of (1) the federal funds rate plus 0.5% or (2) the prime rate or (b) a LIBOR rate for the currency of such borrowings, plus, in each case, an applicable margin. The applicable margins for the senior secured term loans that mature in 2013 vary depending on the Company’s secured leverage ratio, from 2.00% to 2.25% in the case of LIBOR loans and from 1.00% to 1.25% in the case of base rate loans. The applicable margins for two of the senior secured term loans that mature in 2016 are set at a fixed rate of 3.75% in the case of LIBOR loans and 2.75% in the case of base rate loans, and the margin for the remaining 2016 term loans vary depending upon the Company’s total leverage and credit rating, from 3.25% to 3.75% in the case of LIBOR loans and from 2.25% to 2.75% in the case of base rate loans.

In February 2012, the Senior Secured Credit Agreement was amended and restated to provide for a new five-year amortizing term loan facility in an aggregate principal amount of $1,222 million, the proceeds from which were used to repay a corresponding amount of the existing senior secured term loans due 2013. Borrowings under this new term loan facility bear interest at a rate as determined by the type of borrowing, equal to either the “base rate” or LIBOR rate, plus, in each case, an applicable margin. The applicable margin on base rate loans under this new term loan facility ranges from 0.75% to 1.50% based on a total leverage ratio. The applicable margin on LIBOR loans under this new term loan facility ranges from 1.75% to 2.50% based on the total leverage ratio. Loans under this new term loan facility mature in full in February 2017, but the maturity date shall be January 2016 if at such time there is more than $750 million in the aggregate of existing other term loans under the Senior Secured Credit Agreement with a maturity of May 2016. The loans under this new term loan facility are required to be repaid in an amount equal to 5% of the original principal amount in the first year after the closing date, 5% in the second year, 10% in the third year, 10% in the fourth year and 70% in the fifth year (with payments in each year being made in equal quarterly installments other than the fifth year, in which payments shall be equal to 3.33% of the original principal amount of loans in each of the first three quarters and the remaining principal balance due in February 2017 (unless repayment is required in January 2016 as indicated above)). Loans under this new term loan facility are secured on a pari passu basis with the Company’s existing obligations under the Senior Secured Credit Agreement and Senior Secured Loan Agreement.

The Senior Secured Credit Agreement contains a number of covenants that, among other things, restrict, subject to certain exceptions, the ability of Nielsen Holding and Finance B.V. and its restricted subsidiaries (which together constitute most of its subsidiaries) to incur additional indebtedness or guarantees, incur liens and engage in sale and leaseback transactions, make certain loans and investments, declare dividends, make payments or redeem or repurchase capital stock, engage in certain mergers, acquisitions and other business combinations, prepay, redeem or purchase certain indebtedness, amend or otherwise alter terms of certain indebtedness, sell certain assets, transact with affiliates, enter into agreements limiting subsidiary distributions and alter the business they conduct. These entities are restricted, subject to certain exceptions, in their ability to transfer their net assets to Nielsen Holdings N.V. Such restricted net assets amounted to approximately $5.2 billion at December 31, 2012. In addition, these entities are required to maintain a maximum total leverage ratio and a minimum interest coverage ratio. Neither Nielsen Holdings nor TNC B.V. is currently bound by any financial or negative covenants contained in the credit agreement. The Senior Secured Credit Agreement also contain certain customary affirmative covenants and events of default.

Obligations under the Senior Secured Credit Agreement are guaranteed by us, substantially all of the wholly owned U.S. subsidiaries and certain of the non-U.S. wholly-owned subsidiaries, and are secured by substantially all of the existing and future property and assets of our U.S. subsidiaries and by a pledge of substantially all of the capital stock of the guarantors, the capital stock of substantially all of our U.S. subsidiaries, and up to 65% of the capital stock of certain of our non-U.S. subsidiaries. Under a separate security agreement, substantially all of our assets are pledged as collateral for amounts outstanding under the senior secured credit facilities.

Subsequent Event

In February 2013, the Company received the requisite lender consents to amend its Senior Secured Credit Agreement to allow for the replacement of its existing class A, B and C term loans with a new class of term loans. The amendment is expected to close during the first quarter of 2013, subject to customary closing conditions, and will be documented in an Amended and Restated Credit Agreement.

Revolving Credit Facility

The Senior Secured Credit Agreement also contains a senior secured revolving credit facility under which Nielsen Finance LLC, TNC (US) Holdings, Inc., and Nielsen Holding and Finance B.V. can borrow revolving loans. The revolving credit facility can also be used for letters of credit, guarantees and swingline loans. In March 2011, the Company amended the Senior Secured Credit Agreement to provide for the termination of the existing revolving credit commitments totaling $688 million, which had a final maturity date of August 2012, and their replacement with new revolving credit commitments totaling $635 million with a final maturity date of April 2016.

Revolving loans made pursuant to the new revolving credit commitments may be drawn in U.S. Dollars or Euros (at the election of the borrowers) and bear a tiered floating interest rate depending on a total leverage ratio, from 2.25% to 3.50% in the case of LIBOR borrowings and from 1.25% to 2.50% in the case of base rate borrowings. A commitment fee is payable on the unused portion of the new revolving credit commitments ranging from 0.375% to 0.75% also depending on the total leverage ratio.

The senior secured revolving credit facility is provided under the Senior Secured Credit Agreement and so contains covenants and restrictions as noted above with respect to the Senior Secured Credit Agreement under the “Term loan facilities” section above. Obligations under the revolving credit facility are guaranteed by the same entities that guarantee obligations under the Senior Secured Credit Agreement and Senior Secured Loan Agreement.

As of December 31, 2012 and 2011, the Company had no borrowings outstanding, but had outstanding letters of credit of $13 million and $19 million, respectively. As of December 31, 2012, the Company had $622 million available for borrowing under the revolving credit facility.

Debenture Loans

The indentures governing the Senior Notes limit the majority of Nielsen’s subsidiaries’ ability to incur additional indebtedness, pay dividends or make other distributions or repurchase its capital stock, make certain investments, enter into certain types of transactions with affiliates, use assets as security in other transactions and sell certain assets or merge with or into other companies subject to certain exceptions. Upon a change in control, Nielsen is required to make an offer to redeem all of the Senior Notes at a redemption price equal to the 101% of the aggregate accreted principal amount plus accrued and unpaid interest. The Senior Notes are jointly and severally guaranteed by the Company, substantially all of the wholly owned U.S. subsidiaries of the Company, and certain of the non-U.S. wholly-owned subsidiaries of the Company.

In October 2012, the Company issued $800 million aggregate principal amount of 4.50% Senior Notes due 2020 which mature on October 1, 2020 at an issue price of $800, with cash proceeds of approximately $788 million, net of fees and expenses. Concurrent with this issuance, the Company redeemed and subsequently retired all of its 11.50% Senior Notes due 2016 and prepaid its 8.50% Senior Secured Term Loan due 2017. In connection with these transactions, the Company recorded a charge of $115 million in Other expense, net in the consolidated statements of operations.

In October and November 2010, the Company issued a combined $1,080 million in aggregate principal amount of 7.75% Senior Notes due 2018 at an issue price of $1,085 million with cash proceeds of approximately $1,065 million, net of fees and expenses.

In August 2006, Nielsen issued $650 million 10% and €150 million 9% senior notes due 2014. On April 16, 2008, Nielsen issued $220 million aggregate principal amount of additional 10% Senior Notes due 2014. In November and December 2010 the Company redeemed all $870 million aggregate principal amount of its 10% Senior Notes due 2014 at a price of 105% of the amount redeemed as well as all €150 million aggregate principal amount of its 9% Senior Notes due 2014 at a price of 104.5% of the amount redeemed. The redemption and subsequent retirement of these collective notes resulted in a loss of $90 million associated with the redemption option premium and recognition of previously deferred debt issuance costs recorded as a component of other expense, net in the consolidated statement of operations in the fourth quarter of 2010. These redemptions were consummated using the proceeds from the issuance of a combined $1,080 million in aggregate principal amount of 7.75% Senior Notes due 2018 discussed above.

In January 2009, Nielsen issued $330 million in aggregate principal amount of 11.625 % Senior Notes due 2014 at an issue price of $297 million with cash proceeds of approximately $290 million, net of fees and expenses. These Senior Notes were partially redeemed during 2011 as described above.

In April 2009, Nielsen issued $500 million in aggregate principal amount of 11.50% Senior Notes due 2016 at an issue price of $461 million with cash proceeds of approximately $452 million, net of fees and expenses. These Senior Notes were partially redeemed during 2011 as described above.

In August 2006, Nielsen also issued $1,070 million 12.50% senior subordinated discount notes due 2016 (“Senior Subordinated Discount Notes”). The Senior Subordinated Discount Notes were entirely redeemed during 2011 as described above.

In August 2006, Nielsen issued €343 million 11.125% senior discount notes due 2016 (“Senior Discount Notes”). The Senior Discount Notes were entirely redeemed during 2011 as described above.

Nielsen has a Euro Medium Term Note (“EMTN”) program in place under which no further debenture loans and private placements can be issued. All debenture loans and most private placements are quoted on the Luxembourg Stock Exchange.

In December 2011, Nielsen’s JPY 4,000 million 2.50% EMTN matured and was repaid and in May 2010, Nielsen’s €50 million variable rate EMTN matured and was repaid.

In February 2012, Nielsen’s €30 million 6.75% EMTN matured and was repaid and in April 2012, Nielsen’s €50 million variable note EMTN matured and was repaid.

Other Transactions

In December 2012, the Company signed a definitive agreement to acquire Arbitron Inc. (NYSE: ARB), an international media and marketing research firm, for $48 per share in cash (the “Transaction”). In addition, the Company entered into a commitment for an unsecured note or unsecured loan of up to $1,300 million (the “Commitment Letter”) to fund the closing of the Transaction. The Transaction has been approved by the board of directors of both companies and is subject to customary closing conditions, including regulatory review. As of December 31, 2012, there were no borrowings outstanding under the Commitment Letter.

Effective July 1, 2010, the Company designated its Euro denominated variable rate senior secured term loans due 2013 and 2016 as non-derivative hedges of its net investment in a European subsidiary. Beginning on July 1, 2010, gains or losses attributable to fluctuations in the Euro as compared to the U.S. Dollar associated with this debenture were recorded to the cumulative translation adjustment within stockholders’ equity, net of income tax. The Company recorded losses of $43 million (net of tax of $17 million) to the cumulative translation adjustment during the second half of 2010 associated with changes in foreign currency exchange rates attributable to these loans and therefore no gains or losses were recorded within the Company’s net income during that period. The Company’s net income reflected foreign currency exchange gains of $96 million for the year ended December 31, 2010 and losses of $21 million for the year ended December 31, 2009 associated with these loans.

Deferred Financing Costs

The costs related to the issuance of debt are capitalized and amortized to interest expense using the effective interest method over the life of the related debt. Deferred financing costs were $60 million and $68 million at December 31, 2012 and 2011, respectively.

Related Party Lenders

A portion of the borrowings under the senior secured credit facility, as well as certain of the Company’s senior debenture loans, have been purchased by certain of the Sponsors in market transactions not involving the Company. Amounts held by the Sponsors were $412 million and $600 million as of December 31, 2012 and 2011, respectively. Interest expense associated with amounts held by the Sponsors approximated $20 million, $26 million and $29 million during the years ended December 31, 2012, 2011 and 2010, respectively.

Capital Lease and Other Obligations

Nielsen finances certain computer equipment, software, buildings and automobiles under capital leases and related transactions. These arrangements do not include terms of renewal, purchase options, or escalation clauses.

Assets under capital lease are recorded within property, plant and equipment. See Note 6—“Property, Plant and Equipment.”

Future minimum capital lease payments under non-cancelable capital leases at December 31, 2012 are as follows:

(IN MILLIONS)
2013	$19
2014	15
2015	14
2016	14
2017	14
Thereafter	91
Total	167
Less: amount representing interest	60
Present value of minimum lease payments	$107
Current portion	$10
Total non-current portion	97
Present value of minimum lease payments	$107

Capital leases and other financing transactions have effective interest rates ranging from 8% to 10%. Interest expense recorded related to capital leases and other financing transactions during the years ended December 31, 2012, 2011 and 2010 was $9 million, $10 million and $11 million, respectively. Nielsen recognizes rental income from non-cancelable subleases. Rental income will commence in 2013. Nielsen had aggregate future proceeds to be received under non-cancelable subleases of $5 million at December 31, 2012.